Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Long-Term Debt
Schedule of long-term debt

	September 30,	March 31,
	2014	2014
	(in thousands)
Revolving credit facility —
Expansion capital borrowings	$137,000	$532,500
Working capital borrowings	942,500	389,500
5.125% Notes due 2019	400,000	—
6.875% Notes due 2021	450,000	450,000
6.650% Notes due 2022	250,000	250,000
TLP credit facility	252,000	—
Other long-term debt	10,913	14,914
	2,442,413	1,636,914
Less - current maturities	5,062	7,080
Long-term debt	$2,437,351	$1,629,834

	March 31,
	2014	2013
	(in thousands)
Revolving credit facility —
Expansion capital loans	$532,500	$441,500
Working capital loans	389,500	36,000
Senior notes	250,000	250,000
Unsecured notes	450,000	—
Other notes payable	14,914	21,562
	1,636,914	749,062

Less - current maturities	7,080	8,626
Long-term debt	$1,629,834	$740,436

Schedule of outstanding borrowings and interest rates under Revolving Credit Facility

At September 30, 2014, our outstanding borrowings and interest rates under our Revolving Credit Facility were as follows (dollars in thousands):

	Amount	Rate
Expansion Capital Facility —
LIBOR borrowings	$137,000	1.91%
Working Capital Facility —
LIBOR borrowings	942,500	1.91%

At March 31, 2014, our outstanding borrowings and interest rates under our Revolving Credit Facility were as follows (dollars in thousands):

	Amount	Rate
Expansion capital facility —
LIBOR borrowings	$532,500	1.91%
Working capital facility —
LIBOR borrowings	358,000	1.91%
Base rate borrowings	31,500	4.00%

Schedule of maturities of long-term debt

	Revolving				TLP	Other
	Credit	2019	2021	2022	Credit	Long-Term
Year Ending March 31,	Facility	Notes	Notes	Notes	Facility	Debt	Total
	(in thousands)
2015 (six months)	$—	$—	$—	$—	$—	$2,345	$2,345
2016	—	—	—	—	252,000	3,128	255,128
2017	—	—	—	—	—	2,362	2,362
2018	—	—	—	25,000	—	1,459	26,459
2019	1,079,500	—	—	50,000	—	1,438	1,130,938
Thereafter	—	400,000	450,000	175,000	—	181	1,025,181
Total	$1,079,500	$400,000	$450,000	$250,000	$252,000	$10,913	$2,442,413

	Revolving			Other
	Credit	Senior	Unsecured	Notes
Year Ending March 31,	Facility	Notes	Notes	Payable	Total
			(in thousands)
2015	$—	$—	$—	$7,081	$7,081
2016	—	—	—	3,614	3,614
2017	—	—	—	2,356	2,356
2018	—	25,000	—	1,449	26,449
2019	922,000	50,000	—	238	972,238
Thereafter	—	175,000	450,000	176	625,176
	$922,000	$250,000	$450,000	$14,914	$1,636,914

TLP
Long-Term Debt
Summary of assets and liabilities

The following table summarizes our basis in the assets and liabilities of TLP at September 30, 2014, inclusive of the impact of our acquisition accounting for the business combination with TransMontaigne (in thousands):

Cash and cash equivalents	$726
Accounts receivable - trade, net	12,252
Accounts receivable - affiliates	1,105
Inventories	1,613
Prepaid expenses and other current assets	1,363
Property, plant and equipment, net	504,272
Goodwill	29,118
Intangible assets, net	38,571
Investments in unconsolidated entities	268,410
Other noncurrent assets	1,910
Accounts payable - trade	(4,009)
Accounts payable - affiliates	(146)
Accrued expenses and other payables	(11,625)
Advanced payments received from customers	(141)
Long-term debt	(252,000)
Other noncurrent liabilities	(4,247)
Net assets	$587,172